Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Provision for income taxes
PRC	$ 116	$ 103	$ 92
Deferred tax	93	55	115
Effective tax	$ 209	$ 158	$ 207